UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1. Name and address of issuer:

         GNMA Fund Investment Accumulation Program
         c/o Merrill Lynch Investment Managers, L.P.
         P.O. Box 9011
         Princeton, NJ 08543

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2.  The name of each series or class of securities for which this Form is filed:

    (If the Form is being filed for all series and classes of
     securities of the issuer, check the box but do not list
     series or classes):                                          [X]

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3.  Investment Company Act File Number:                 811-2788

    Securities Act File Number:                         2-60367

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4(a).    Last day of fiscal year for which this Form is filed: December 31,
         2004

4(b).    [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

              Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    [ ] Check box if this is the last time the issuer will be filing this Form.

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


5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during
           the fiscal year pursuant to section 24(f):                 $7,891,695
                                                                     -----------

    (ii)   Aggregate price of securities redeemed or
           repurchased  during the fiscal year:                      $18,190,405
                                                                     -----------

    (iii)  Aggregate price of securities redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995
           that were not previously used to reduce
           registration fees payable to the
           Commission:                                               $62,170,714
                                                                     -----------

    (iv)   Total available redemption credits
           [add Items 5(ii) and 5(iii)]:                           - $80,361,119
                                                                     -----------

    (v)    Net sales - if Item 5(i)is greater than
           Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:          $ 0
                                                                     -----------

    (vi)   Redemption credits available for use in
           future years - if Item 5(i) is less than
           Item 5(iv) [subtract Item 5(iv) from Item
           5(i)]:                                                    $72,469,424
                                                                     -----------

    (vii)  Multiplier for determining registration fee
           (See Instruction C.9):                                   x  .0001177
                                                                     -----------

    (viii) Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no fee is due):            = $0
                                                                     ===========
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6.  Prepaid Shares

    If the response to Item 5(i) was determined by
    deducting an amount of securities that were
    registered under the Securities Act of 1933
    pursuant to rule 24e-2 as in effect before October
    11, 1997, then report the amount of securities
    (number of shares or other units) deducted here:                 0
                                                                     -----------

    If there is a number of shares or other units that
    were registered pursuant to rule 24e-2 remaining
    unsold at the end of the fiscal year for which this
    form is filed that are available for use by the
    issuer in future fiscal years, then state that
    number here:                                                       5,020,238
                                                                     -----------
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

7.  Interest due - if this Form is being filed more
    than 90 days after the end of the issuer's fiscal
    year (see Instruction D):                                     + $0
                                                                    ------------
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8.  Total of the amount of the registration fee due
    plus any interest due [line 5(viii) plus line 7]:             = $0
                                                                    ------------
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9.  Date the registration fee and any interest payment
    was sent to the Commission's lockbox depository:              N/A

         Method of Delivery:

              [ ] Wire Transfer

              [ ] Mail or other means

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                       SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           By: Merrill Lynch Investment Managers, L.P.
                                             Agent for the Administrator


                                      /s/ Donald C. Burke
                                    ----------------------------
                                          Donald C. Burke
                                          Treasurer

Date: March 15, 2005



* Please print the name and title of the signing officer below the signature.